As filed with the Securities and Exchange Commission on March 11, 2011
Registration Nos. 033-53598; 811-07292

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No.	__

Post-Effective Amendment No.	28

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	27

(Check appropriate box or boxes)

NORTH AMERICAN GOVERNMENT BOND FUND, INC.
(Exact Name of Registrant as Specified in Charter)

40 West 57th Street, 18th Floor
New York, New York 10019
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code:  (212) 446-5600

R. Alan Medaugh.
40 West 57th Street, 18th Floor
New York, NY  10019

Copies to:

Edward J. Veilleux
EJV Financial Services LLC
5 Brook Farm Court
Hunt Valley, MD  21030
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 28 to the Registration Statement of North American Government Bond Fund, Inc. (the “Corporation”) hereby incorporates Parts A, B and C from the Corporation’s PEA No. 27 on Form N-1A filed on February 28, 2011.  This PEA No. 28 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 27 to the Corporation’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant, North American Government Bond Fund, Inc. (the “Fund”) certifies that it meets all of the requirements for effectiveness of this amendment to the Fund’s registration statement under Rule 485(b) under the 1933 Act and has duly caused this amendment to the Fund’s registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on March 11, 2011.

NORTH AMERICAN GOVERNMENT BOND FUND, INC.

By:	/s/ R. Alan Medaugh
R. Alan Medaugh, President

Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement for the Fund has been signed below by the following persons in the capacities on the date(s) indicated:

Signature	Title	Date

/s/ R. Alan Medaugh	Director and President	March 11, 2011
R. Alan Medaugh	(Principal Executive Officer)

/s/ Stephen V. Killorin	Treasurer (Principal Financial	March 11, 2011
Stephen V. Killorin	and Accounting Officer)

*	Chairman and Director
Louis E. Levy

*	Director	/s/ Carl Frischling
W. Murray Jacques		Attorney-in-Fact*
March 11, 2011

*	Director
Edward A. Kuczmarski

INDEX TO EXHIBITS

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase